UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2013

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 80.52%

ASSET-BACKED SECURITIES 10.84%

Automobiles 5.27%

Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	$1,020		$1,019,360
AmeriCredit Automobile Receivables Trust 2011-4 A3	1.17%	5/9/2016	1,311		1,313,872
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	36		35,840
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	179		179,399
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	253		253,006
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	581		581,356
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	625		624,226
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	425		423,778
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	257		254,987
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	250		250,101
BMW Vehicle Lease Trust 2013-1 A3	0.54%	9/21/2015	483		482,195
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	625		623,772
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	650		649,535
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	938		936,806
Huntington Auto Trust 2012-2 A3	0.51%	4/17/2017	1,880		1,875,136
Hyundai Auto Lease Securitization Trust 2012-A A3†	0.92%	8/17/2015	1,530		1,534,099
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	900		899,489
Hyundai Auto Receivables Trust 2012-C A3	0.53%	4/17/2017	950		949,112
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	1,400		1,400,296
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	995		995,266
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	65		65,019
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%	3/16/2015	—	(a)	125
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%	5/15/2015	270		270,164
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	171		171,155
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%	4/15/2016	400		400,799
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	418		418,217
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%	7/15/2016	910		910,888
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%	3/15/2016	1,012		1,011,405
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	600		599,578
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	420		414,922
Volkswagen Auto Lease Trust 2012-A A3	0.87%	7/20/2015	960		962,797
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	2,050		2,045,085
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%	5/16/2016	475		475,427
Total					23,027,212

Credit Cards 1.86%

Bank of America Credit Card Trust 2008-C5	4.932%#	3/15/2016	650		651,210
Chase Issuance Trust 2012-A1	0.282%#	5/16/2016	175		175,031
Citibank Credit Card Issuance Trust 2002-A4	0.432%#	6/7/2016	1,140		1,140,936
Citibank Omni Master Trust 2009-A14A†	2.932%#	8/15/2018	1,675		1,710,416
Discover Card Execution Note Trust 2011-A1	0.532%#	8/15/2016	1,225		1,226,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

GE Capital Credit Card Master Note Trust 2011-1 A	0.732	%#	1/15/2017	$1,000	$1,000,952
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	2,250	2,234,583
Total					8,139,528

Other 3.71%

HLSS Servicer Advance Receivables Backed Notes 2012-T2 A1†	1.34%		10/15/2043	1,588	1,588,491
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	750	753,739
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	1,660	1,655,856
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	500	497,374
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	500	492,182
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	630	630,232
SLM Student Loan Trust 2006-4 A4	0.346	%#	4/25/2023	1,475	1,474,910
SLM Student Loan Trust 2007-2 A2	0.266	%#	7/25/2017	661	659,422
SLM Student Loan Trust 2007-7 A2(b)	0.466	%#	1/25/2016	428	427,277
SLM Student Loan Trust 2010-A 2A†	3.432	%#	5/16/2044	1,803	1,898,664
SLM Student Loan Trust 2010-C A1†	1.832	%#	12/15/2017	130	130,432
SLM Student Loan Trust 2011-1 A1	0.699	%#	3/25/2026	1,022	1,023,921
SLM Student Loan Trust 2011-A A1†	1.182	%#	10/15/2024	742	743,637
SLM Student Loan Trust 2011-B A1†	1.032	%#	12/16/2024	968	965,346
SLM Student Loan Trust 2011-C A1†	1.582	%#	12/15/2023	386	388,736
SLM Student Loan Trust 2012-A A1†	1.582	%#	8/15/2025	735	741,155
SLM Student Loan Trust 2012-C A1†	1.282	%#	8/15/2023	950	954,038
SLM Student Loan Trust 2012-E A1†	0.932	%#	10/16/2023	362	361,449
SLM Student Loan Trust 2013-B A1†	0.832	%#	7/15/2022	790	786,432
Total					16,173,293

Total Asset-Backed Securities (cost $47,409,567)					47,340,033

CORPORATE BONDS 34.98%

Aerospace/Defense 0.48%

Exelis, Inc.	4.25%		10/1/2016	2,000	2,103,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Loans 0.82%

Ford Motor Credit Co. LLC	8.70%	10/1/2014	$2,500	$2,690,405
Ford Motor Credit Co. LLC	12.00%	5/15/2015	750	881,780
Total				3,572,185

Auto Parts & Equipment 0.12%

Delphi Corp.	5.875%	5/15/2019	500	533,125

Banking 5.42%

Abbey National Treasury Services plc (United Kingdom)(c)	1.844%#	4/25/2014	500	503,929
Abbey National Treasury Services plc (United Kingdom)†(c)	3.875%	11/10/2014	1,500	1,548,181
AmSouth Bank	5.20%	4/1/2015	1,000	1,053,627
Associated Banc-Corp	1.875%	3/12/2014	1,000	1,001,188
Bank of America Corp.	7.75%	8/15/2015	747	828,210
Bank of America Corp.	10.20%	7/15/2015	3,000	3,425,841
Citigroup, Inc.	4.875%	5/7/2015	1,450	1,523,138
Citigroup, Inc.	5.00%	9/15/2014	500	518,968
Comerica Bank	8.375%	7/15/2024	250	264,139
Compagnie de Financement Foncier SA (France)†(c)	1.016%#	4/17/2014	1,300	1,303,402
Credit Suisse AG (Guernsey)†(c)	1.625%	3/6/2015	800	812,413
DnB NOR Boligkreditt AS (Norway)†(c)	2.10%	10/14/2015	2,140	2,199,706
Goldman Sachs Group, Inc. (The)	1.265%#	2/7/2014	1,000	1,002,928
Goldman Sachs Group, Inc. (The)	5.125%	1/15/2015	2,525	2,656,790
Morgan Stanley	5.375%	10/15/2015	350	376,549
Regions Financial Corp.	7.75%	11/10/2014	325	349,127
Royal Bank of Canada (Canada)(c)	1.20%	9/19/2017	2,095	2,072,141
Santander Holdings USA, Inc.	4.625%	4/19/2016	250	265,055
Sparebank 1 Boligkreditt AS (Norway)†(c)	2.30%	6/30/2017	1,280	1,315,976
Zions Bancorporation	4.00%	6/20/2016	628	651,608
Total				23,672,916

Brokerage 0.12%

Lazard Group LLC	7.125%	5/15/2015	500	541,388

Building Materials 0.42%

CRH America, Inc.	5.30%	10/15/2013	1,850	1,852,812

Chemicals 0.70%

Rhodia SA (France)†(c)	6.875%	9/15/2020	1,400	1,563,622
Yara International ASA (Norway)†(c)	5.25%	12/15/2014	1,435	1,499,153
Total				3,062,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.34%

Hewlett-Packard Co.	1.802%#	9/19/2014	$1,000	$1,010,146
Hewlett-Packard Co.	2.625%	12/9/2014	449	457,828
Total				1,467,974

Consumer/Commercial/Lease Financing 0.75%

Air Lease Corp.	5.625%	4/1/2017	1,187	1,270,090
Nordea Eiendomskreditt AS (Norway)†(c)	2.125%	9/22/2016	940	968,937
SLM Corp.	5.00%	10/1/2013	800	800,000
SLM Corp.	5.00%	6/15/2018	250	247,331
Total				3,286,358

Discount Store 0.24%

Dollar General Corp.	4.125%	7/15/2017	1,000	1,063,695

Diversified Capital Goods 0.35%

Smiths Group plc (United Kingdom)†(c)	6.05%	5/15/2014	1,500	1,534,361

Electric: Distribution/Transportation 0.06%

SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	252	263,496

Electric: Generation 0.38%

TransAlta Corp. (Canada)(c)	5.75%	12/15/2013	1,625	1,640,117

Electric: Integrated 1.57%

Black Hills Corp.	9.00%	5/15/2014	625	654,247
Dayton Power & Light Co. (The)†	1.875%	9/15/2016	250	252,126
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	500	533,802
Entergy Corp.	3.625%	9/15/2015	1,585	1,643,279
Jersey Central Power & Light Co.	5.625%	5/1/2016	1,375	1,514,239
Pennsylvania Electric Co.	6.05%	9/1/2017	2,000	2,253,810
Total				6,851,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 3.54%

Anadarko Petroleum Corp.	7.625%	3/15/2014	$3,375	$3,477,303
Continental Resources, Inc.	7.125%	4/1/2021	1,000	1,122,500
Noble Energy, Inc.	5.25%	4/15/2014	435	443,729
Petrohawk Energy Corp.	6.25%	6/1/2019	500	549,375
Petrohawk Energy Corp.	7.25%	8/15/2018	350	380,625
Petrohawk Energy Corp.	7.875%	6/1/2015	500	510,179
Plains Exploration & Production Co.	7.625%	4/1/2020	3,000	3,287,289
Woodside Finance Ltd. (Australia)†(c)	4.50%	11/10/2014	4,517	4,675,926
Woodside Finance Ltd. (Australia)†(c)	5.00%	11/15/2013	1,000	1,004,615
Total				15,451,541

Food & Drug Retailers 0.37%

Safeway, Inc.	1.756%#	12/12/2013	830	832,118
Safeway, Inc.	5.625%	8/15/2014	750	781,187
Total				1,613,305

Food: Wholesale 1.00%

Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	3,231	3,296,040
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	1,000	1,050,682
Total				4,346,722

Gaming 0.73%

Seminole Indian Tribe of Florida†	7.75%	10/1/2017	3,000	3,189,375

Gas Distribution 1.84%

DCP Midstream LLC†	9.70%	12/1/2013	850	861,833
Enbridge, Inc. (Canada)(c)(d)	0.898%#	10/1/2016	2,000	2,003,250
Energy Transfer Partners LP	6.125%	2/15/2017	425	481,130
Energy Transfer Partners LP	8.50%	4/15/2014	800	830,906
Southeast Supply Header LLC†	4.85%	8/15/2014	1,500	1,548,513
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	2,250	2,312,122
Total				8,037,754

Hotels 0.66%

Host Hotels & Resorts LP	6.00%	11/1/2020	2,350	2,545,572
Wyndham Worldwide Corp.	6.00%	12/1/2016	292	323,346
Total				2,868,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 0.11%

Kayne Anderson MLP Investment Co.†	1.502%#	8/19/2016	$500	$500,000

Life Insurance 0.32%

Coventry Health Care, Inc.	6.125%	1/15/2015	276	294,172
UnumProvident Finance Co. plc (United Kingdom)†(c)	6.85%	11/15/2015	1,000	1,110,595
Total				1,404,767

Media: Cable 1.86%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	2.40%	3/15/2017	65	65,355
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	3.50%	3/1/2016	2,500	2,607,720
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	4.75%	10/1/2014	2,279	2,369,155
Time Warner Cable, Inc.	3.50%	2/1/2015	3,000	3,079,389
Total				8,121,619

Medical Products 1.61%

CareFusion Corp.	5.125%	8/1/2014	1,135	1,175,795
Hospira, Inc.	6.05%	3/30/2017	1,000	1,097,869
Life Technologies Corp.	3.50%	1/15/2016	500	519,962
Life Technologies Corp.	4.40%	3/1/2015	2,080	2,171,354
Thermo Fisher Scientific, Inc.	3.25%	11/20/2014	2,000	2,051,600
Total				7,016,580

Metals/Mining (Excluding Steel) 2.17%

Anglo American Capital plc (United Kingdom)†(c)	9.375%	4/8/2014	3,214	3,348,741
Barrick Gold Corp. (Canada)(c)	2.90%	5/30/2016	1,000	1,013,330
Barrick Gold Finance Co. (Canada)(c)	4.875%	11/15/2014	185	191,572
Glencore Funding LLC†	1.422%#	5/27/2016	700	685,913
Glencore Funding LLC†	6.00%	4/15/2014	2,500	2,560,620
Xstrata Finance Canada Ltd. (Canada)†(c)	2.85%	11/10/2014	900	913,731
Xstrata Finance Canada Ltd. (Canada)†(c)	3.60%	1/15/2017	750	775,942
Total				9,489,849

Oil Field Equipment & Services 0.37%

National Oilwell Varco, Inc.	6.125%	8/15/2015	750	750,919
Transocean, Inc.	2.50%	10/15/2017	300	301,092
Transocean, Inc.	5.05%	12/15/2016	500	548,353
Total				1,600,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 1.03%

Mylan, Inc.†	7.875%	7/15/2020	$2,250	$2,568,487
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Puerto Rico)(c)	7.75%	9/15/2018	1,750	1,907,500
Total				4,475,987

Real Estate Investment Trusts 1.98%

BRE Properties, Inc.	4.697%	3/17/2014	1,750	1,778,357
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	1,500	1,684,469
Hospitality Properties Trust	5.125%	2/15/2015	1,628	1,679,606
Hospitality Properties Trust	7.875%	8/15/2014	2,175	2,231,113
Kilroy Realty LP	5.00%	11/3/2015	350	376,268
ProLogis LP	6.125%	12/1/2016	50	56,567
Regency Centers LP	5.25%	8/1/2015	787	841,331
Total				8,647,711

Restaurants 0.08%

Darden Restaurants, Inc.	6.20%	10/15/2017	325	364,036

Software/Services 0.69%

Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	500	504,753
Fidelity National Information Services, Inc.	7.875%	7/15/2020	2,250	2,486,902
Total				2,991,655

Specialty Retail 0.85%

QVC, Inc.†	7.375%	10/15/2020	2,913	3,166,548
QVC, Inc.†	7.50%	10/1/2019	500	538,193
Total				3,704,741

Support: Services 0.45%

Expedia, Inc.	7.456%	8/15/2018	500	581,346
Western Union Co. (The)	1.262%#	8/21/2015	500	502,291
Western Union Co. (The)	2.875%	12/10/2017	850	869,225
Total				1,952,862

Telecommunications: Integrated/Services 1.69%

Qwest Communications International, Inc.	7.125%	4/1/2018	1,650	1,713,937
Qwest Corp.	7.50%	10/1/2014	1,500	1,589,754
Qwest Corp.	7.625%	6/15/2015	625	686,441
Verizon Communications, Inc.	5.50%	4/1/2017	3,000	3,375,972
Total				7,366,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireless 0.81%

American Tower Corp.	7.00%	10/15/2017		$1,250	$1,440,413
Cellco Partnership/Verizon Wireless Capital LLC	5.55%	2/1/2014		2,075	2,107,538
Total					3,547,951

Transportation (Excluding Air/Rail) 1.05%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	7/11/2014		4,000	4,045,452
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017		500	523,796
Total					4,569,248

Total Corporate Bonds (cost $152,516,241)					152,707,192

FOREIGN BOND(e) 0.40%

Netherlands

Ziggo Finance BV† (cost $1,642,133)	6.125%	11/15/2017	EUR	1,250	1,754,478

FOREIGN GOVERNMENT OBLIGATION 0.07%

Brazil

Republic of Brazil(c) (cost $287,179)	8.00%	1/15/2018		$250	281,875

GOVERNMENT SPONSORED ENTERPRISES BOND 0.14%

Federal Home Loan Mortgage Corp. (cost $623,809)	0.875%	3/7/2018		625	611,151

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.08%

Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019		1,474	1,565,766
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019		1,516	1,605,176
Federal Home Loan Mortgage Corp. K008 A1	2.746%	12/25/2019		700	726,627
Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020		791	821,893
Federal Home Loan Mortgage Corp. K706 A1	1.691%	6/25/2018		631	640,083
Federal National Mortgage Assoc. 2011-M3 A1	2.072%	7/25/2021		718	734,013
Federal National Mortgage Assoc. 2011-M8 A1	1.977%	8/25/2021		1,757	1,782,871
Federal National Mortgage Assoc. 2012-M2 A1	1.824%	2/25/2022		683	681,181
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%	8/25/2015		510	508,197
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $8,856,244)					9,065,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.07%

Federal Home Loan Mortgage Corp.	2.37	%#	6/1/2038	$276	$293,116
Federal Home Loan Mortgage Corp.	2.442	%#	10/1/2035	732	773,213
Federal Home Loan Mortgage Corp.	2.448	%#	6/1/2037	1,159	1,229,741
Federal Home Loan Mortgage Corp.	2.469	%#	4/1/2038	1,089	1,154,412
Federal Home Loan Mortgage Corp.	2.533	%#	2/1/2038	877	938,917
Federal Home Loan Mortgage Corp.	2.548	%#	12/1/2035	1,027	1,087,510
Federal Home Loan Mortgage Corp.	2.639	%#	12/1/2037	500	530,045
Federal Home Loan Mortgage Corp.	2.649	%#	3/1/2036	711	753,595
Federal Home Loan Mortgage Corp.	2.653	%#	11/1/2038	1,033	1,090,532
Federal Home Loan Mortgage Corp.	2.653	%#	12/1/2035	749	800,468
Federal Home Loan Mortgage Corp.	2.657	%#	2/1/2038	537	574,620
Federal Home Loan Mortgage Corp.	2.659	%#	4/1/2037	275	291,145
Federal Home Loan Mortgage Corp.	2.68	%#	10/1/2039	645	684,160
Federal Home Loan Mortgage Corp.	2.68	%#	3/1/2038	731	779,956
Federal Home Loan Mortgage Corp.	2.703	%#	4/1/2037	614	652,947
Federal Home Loan Mortgage Corp.	2.719	%#	5/1/2036	538	574,658
Federal Home Loan Mortgage Corp.	2.764	%#	5/1/2035	478	509,017
Federal Home Loan Mortgage Corp.	2.812	%#	2/1/2035	1,880	2,001,659
Federal Home Loan Mortgage Corp.	2.824	%#	12/1/2036	933	990,497
Federal Home Loan Mortgage Corp.	2.88	%#	9/1/2036	843	900,090
Federal Home Loan Mortgage Corp.	2.896	%#	10/1/2038	434	463,251
Federal Home Loan Mortgage Corp.	2.991	%#	2/1/2037	995	1,060,103
Federal Home Loan Mortgage Corp.	4.017	%#	9/1/2037	480	511,838
Federal Home Loan Mortgage Corp.	4.238	%#	6/1/2037	396	420,741
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	146	155,010
Federal Home Loan Mortgage Corp.	5.056	%#	7/1/2036	280	298,481
Federal Home Loan Mortgage Corp.	5.341	%#	7/1/2038	756	790,452
Federal National Mortgage Assoc.	1.718	%#	8/1/2037	335	350,156
Federal National Mortgage Assoc.	1.966	%#	6/1/2037	342	362,088
Federal National Mortgage Assoc.	2.003	%#	1/1/2035	883	936,212
Federal National Mortgage Assoc.	2.051	%#	11/1/2034	961	1,017,835
Federal National Mortgage Assoc.	2.215	%#	6/1/2038	983	1,041,615
Federal National Mortgage Assoc.	2.337	%#	2/1/2036	486	515,157
Federal National Mortgage Assoc.	2.354	%#	7/1/2035	705	750,532
Federal National Mortgage Assoc.	2.371	%#	1/1/2038	492	525,075
Federal National Mortgage Assoc.	2.394	%#	3/1/2038	294	316,091
Federal National Mortgage Assoc.	2.398	%#	11/1/2036	217	230,504
Federal National Mortgage Assoc.	2.417	%#	1/1/2036	1,588	1,685,259
Federal National Mortgage Assoc.	2.42	%#	3/1/2039	484	512,540
Federal National Mortgage Assoc.	2.425	%#	11/1/2036	1,941	2,059,058
Federal National Mortgage Assoc.	2.44	%#	8/1/2037	564	596,010
Federal National Mortgage Assoc.	2.493	%#	12/1/2035	794	839,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.499	%#	8/1/2038	$287	$304,105
Federal National Mortgage Assoc.	2.499	%#	1/1/2038	518	551,921
Federal National Mortgage Assoc.	2.512	%#	2/1/2038	256	270,173
Federal National Mortgage Assoc.	2.533	%#	9/1/2038	413	437,615
Federal National Mortgage Assoc.	2.562	%#	4/1/2040	1,724	1,825,632
Federal National Mortgage Assoc.	2.605	%#	10/1/2036	786	829,245
Federal National Mortgage Assoc.	2.659	%#	6/1/2038	216	230,311
Federal National Mortgage Assoc.	2.677	%#	11/1/2038	732	776,171
Federal National Mortgage Assoc.	2.719	%#	12/1/2038	271	288,769
Federal National Mortgage Assoc.	2.799	%#	9/1/2037	222	235,967
Federal National Mortgage Assoc.	2.95%		3/1/2015	1,000	1,024,919
Federal National Mortgage Assoc.	3.18%		11/1/2014	1,132	1,152,829
Federal National Mortgage Assoc.	3.499	%#	8/1/2038	639	684,592
Federal National Mortgage Assoc.	3.559	%#	11/1/2038	1,871	1,995,753
Federal National Mortgage Assoc.	4.50%		11/1/2018	4,602	4,899,926
Federal National Mortgage Assoc.	5.50%		2/1/2034	1,165	1,275,362
Federal National Mortgage Assoc.	5.50%		11/1/2034	1,260	1,379,364
Federal National Mortgage Assoc.	5.50%		8/1/2037	2,273	2,480,528
Total Government Sponsored Enterprises Pass-Throughs (cost $52,670,910)					52,691,063

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 19.94%

7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%		3/13/2031	182	190,009
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	468	490,699
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	52	52,192
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	238	238,163
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	412	411,858
Boca Hotel Portfolio Trust 2013-BOCA D†	3.232	%#	8/15/2026	360	360,720
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	400	415,646
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	10	9,513
Commercial Mortgage Pass-Through Certificates 2007-C9 AM	5.65%		12/10/2049	1,230	1,382,599
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.362	%#	6/15/2022	829	817,042
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	1,642	1,697,348
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	5.147	%#	7/17/2028	312	315,799
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	2,135	2,183,301
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.399	%#	2/10/2029	8,000	353,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%	5/15/2045	$1,132	$1,133,845
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%	10/15/2045	2,210	2,200,531
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.308%#	9/17/2029	1,491	1,510,394
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%	3/10/2046	2,200	2,210,040
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%	1/10/2046	2,000	1,993,252
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%	2/25/2043	651	618,539
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%	11/10/2046	2,203	2,320,952
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%	7/10/2044	1,150	1,218,502
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%	7/10/2044	1,205	1,263,458
DBUBS Mortgage Trust 2011-LC3A A2	3.642%	8/10/2044	1,850	1,954,447
DDR Corp. 2009-DDR1 A†	3.807%	10/14/2022	2,122	2,172,371
DDR Corp. 2009-DDR1 B†	5.73%	10/14/2022	500	519,435
Del Coronado Trust 2013 HDC A†	0.983%#	3/15/2026	1,200	1,198,631
Extended Stay America Trust 2013-ESH7 B7†	3.604%	12/5/2031	1,000	982,124
Extended Stay America Trust 2013-ESH7 C7†	3.902%	12/5/2031	1,030	1,001,948
Fosse Master Issuer plc 2012-1A 2A2†	1.666%#	10/18/2054	300	304,299
Fosse Master Issuer plc 2012-1A 2B1†	2.216%#	10/18/2054	350	355,550
Granite Master Issuer plc 2005-1 A4	0.38%#	12/20/2054	556	547,913
Granite Master Issuer plc 2005-2 A6	0.44%#	12/20/2054	296	292,035
Granite Master Issuer plc 2006-4 A4	0.28%#	12/20/2054	438	431,210
Granite Master Issuer plc 2007-1 3A1	0.38%#	12/20/2054	105	102,943
Granite Master Issuer plc 2007-2 3A1	0.36%#	12/17/2054	973	960,384
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	623	638,316
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	135	135,721
GS Mortgage Securities Corp. II 2007-EOP B†	1.731%	3/6/2020	615	616,076
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	1,151	1,221,067
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%	12/10/2043	1,664	1,765,247
GS Mortgage Securities Corp. II 2011-GC3 A1†	2.331%	3/10/2044	715	724,572
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	1,600	1,684,599
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%	8/10/2044	1,000	1,044,516
GS Mortgage Securities Corp. II 2013-KYO C†	1.932%#	11/8/2029	700	693,805
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%	5/10/2045	1,130	1,134,781
Holmes Master Issuer plc 2010-1A A2†	1.668%#	10/15/2054	300	301,269
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.798%#	6/15/2049	534	547,601
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%	11/15/2043	1,741	1,795,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%	11/13/2044	$2,000	$2,102,483
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C8 A2	1.797%	10/15/2045	2,250	2,247,698
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%	12/15/2047	1,100	1,091,019
Merrill Lynch Floating Trust 2008-LAQA A1†	0.719%#	7/9/2021	652	650,469
Merrill Lynch Floating Trust 2008-LAQA A2†	0.719%#	7/9/2021	2,250	2,217,697
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	195	196,814
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	3	2,639
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.491%#	6/12/2050	82	80,782
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%	12/12/2049	1,100	1,199,952
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.389%#	6/12/2050	149	148,410
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%	8/15/2045	680	690,598
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%	11/15/2045	2,210	2,231,568
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%	10/15/2030	407	404,973
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%	5/15/2046	1,720	1,719,634
Morgan Stanley Capital I 2007-HQ12 A3	5.579%#	4/12/2049	955	959,619
Morgan Stanley Capital I 2011-C1 A2†	3.884%	9/15/2047	1,515	1,600,705
Morgan Stanley Capital I 2011-C2 A2†	3.476%	6/15/2044	750	792,855
Morgan Stanley Capital I 2012-STAR A1†	2.084%	8/5/2034	910	898,889
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	1,580	1,634,291
RBSCF Trust 2010-RR3 WBTB†	6.123%#	2/16/2051	1,500	1,665,509
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	469	435,136
Sequoia Mortgage Trust 2012-6 A2	1.808%	12/25/2042	985	924,615
Sequoia Mortgage Trust 2013-2 A	1.874%	2/25/2043	688	602,549
Silverstone Master Issuer plc 2011-1A†	1.816%#	1/21/2055	400	404,521
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%	5/10/2063	2,100	2,127,905
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%	12/10/2045	1,000	995,479
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	741	775,129
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	260	266,297
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	645	706,139
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	282	283,426
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%	10/15/2045	540	538,963
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	1,500	1,578,957
WF-RBS Commercial Mortgage Trust 2011-C4 A1†	1.607%	6/15/2044	584	589,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	$1,000	$1,040,259
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%	12/15/2045	420	415,383
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	488	486,712
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	1,430	1,433,322
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%	3/15/2045	2,200	2,199,677
WF-RBS Commercial Mortgage Trust 2013-C12 A2	2.072%	3/15/2048	2,225	2,225,147
Total Non-Agency Commercial Mortgage-Backed Securities (cost $88,005,313)				87,080,097

Total Long-Term Investments (cost $352,011,396)				351,531,696

SHORT-TERM INVESTMENTS 15.25%

COMMERCIAL PAPER 1.55%

Consumer Cyclical 0.29%

Safeway, Inc.	Zero Coupon	10/15/2013	500	499,887
Safeway, Inc.	Zero Coupon	11/29/2013	750	748,771
Total				1,248,658

Consumer Non-Cyclical 0.06%

Avon Capital Corp.	Zero Coupon	10/28/2013	250	249,719

Energy 0.91%

NiSource Finance Corp.	Zero Coupon	10/16/2013	750	749,781
Talisman Energy, Inc.	Zero Coupon	11/4/2013	1,000	999,339
Weatherford International Ltd.	Zero Coupon	12/11/2013	500	499,702
Weatherford International Ltd.	Zero Coupon	12/9/2013	1,750	1,748,990
Total				3,997,812

Utility 0.29%

Entergy Corp.	Zero Coupon	11/18/2013	1,250	1,248,833

Total Commercial Paper (cost $6,741,556)				6,745,022

CORPORATE BONDS 6.86%

Auto Loans 0.05%

Ford Motor Credit Co. LLC	7.00%	10/1/2013	203	203,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banking 1.18%

Barclays Bank PLC (United Kingdom)(c)	5.015%	11/12/2013	$1,085	$1,088,626
Morgan Stanley	4.75%	4/1/2014	4,000	4,069,316
Total				5,157,942

Electronics 0.46%

Avnet, Inc.	5.875%	3/15/2014	1,969	2,009,721

Energy: Exploration & Production 0.21%

Encana Corp. (Canada)(c)	4.75%	10/15/2013	915	916,115

Metals/Mining (Excluding Steel) 0.46%

Barrick Gold Corp. (Canada)(c)	1.75%	5/30/2014	2,000	2,007,588

Multi-Line Insurance 0.08%

Hartford Financial Services Group, Inc.	4.75%	3/1/2014	350	355,149

Pharmaceuticals 0.96%

Actavis, Inc.	5.00%	8/15/2014	4,050	4,189,790

Property & Casualty Insurance 0.61%

Liberty Mutual Group, Inc.†	5.75%	3/15/2014	2,625	2,673,654

Real Estate Investment Trusts 1.92%

Camden Property Trust	5.375%	12/15/2013	1,250	1,261,362
Health Care REIT, Inc.	6.00%	11/15/2013	2,540	2,555,159
Reckson Operating Partnership LP	5.875%	8/15/2014	659	682,557
UDR, Inc.	5.50%	4/1/2014	3,800	3,883,037
Total				8,382,115

Telecommunications: Integrated/Services 0.72%

Telecom Italia Capital SA (Italy)(c)	5.25%	11/15/2013	3,150	3,164,323

Tobacco 0.21%

BAT International Finance plc (United Kingdom)†(c)	8.125%	11/15/2013	400	403,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Tobacco (continued)

Universal Corp.	5.20%	10/15/2013		$500	$500,568
Total					904,010

Total Corporate Bonds (cost $29,977,698)					29,963,407

FOREIGN GOVERNMENT OBLIGATIONS(e) 6.84%

Nigeria 1.08%

Nigeria Treasury Bill	Zero Coupon	11/21/2013	NGN	775,075	4,732,371

Turkey 5.76%

Turkey Government Bond	Zero Coupon	4/9/2014	TRY	36,000	17,175,139
Turkey Government Bond	10.00%	12/4/2013	TRY	16,000	7,976,040
Total					25,151,179
Total Foreign Government Obligations (cost $30,221,330)					29,883,550

Total Short-Term Investments (cost $66,940,584)					66,591,979

Total Investments in Securities 95.77% (cost $418,951,980)					418,123,675

Cash, Foreign Cash and Other Assets in Excess of Liabilities(f) 4.23%					18,490,050

Net Assets 100.00%					$436,613,725

EUR	euro.
NGN	Nigerian naira.
TRY	Turkish lira.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2013.
(a)	Amount represents less than 1,000 shares.
(b)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of September 30, 2013.
(c)	Foreign security traded in U.S. dollars.
(d)	Securities purchased on a when-issued basis (See Note 2(f)).
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Open Forward Foreign Currency Exchange Contracts at September 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	J.P. Morgan	11/8/2013	44,000,000	$7,151,564	$7,184,159	$32,595
Argentine peso	Buy	J.P. Morgan	12/9/2013	114,840,000	17,279,567	17,634,934	355,367
Argentine peso	Buy	J.P. Morgan	12/9/2013	6,625,000	994,371	1,017,341	22,970
Argentine peso	Buy	UBS AG	12/9/2013	5,145,000	780,728	790,071	9,343
Argentine peso	Buy	UBS AG	10/2/2013	18,800,000	3,219,178	3,246,529	27,351
Brazilian real	Buy	Barclays Bank plc	12/9/2013	1,495,000	645,643	664,255	18,612
Brazilian real	Buy	Barclays Bank plc	10/2/2013	18,800,000	8,358,527	8,482,606	124,079
Brazilian real	Buy	Deutsche Bank	11/8/2013	15,950,000	6,801,706	7,134,413	332,707
Brazilian real	Buy	Goldman Sachs	12/9/2013	15,665,000	6,434,586	6,960,236	525,650
Brazilian real	Buy	Goldman Sachs	1/10/2014	21,750,000	9,508,197	9,597,235	89,038
Brazilian real	Buy	Goldman Sachs	12/9/2013	2,325,000	992,397	1,033,039	40,642
Brazilian real	Buy	J.P. Morgan	11/8/2013	9,800,000	4,161,005	4,383,527	222,522
Brazilian real	Buy	UBS AG	10/2/2013	3,475,000	1,527,434	1,567,929	40,495
Brazilian real	Buy	UBS AG	12/9/2013	585,000	254,006	259,926	5,920
British pound	Buy	J.P. Morgan	11/8/2013	1,350,000	2,164,018	2,184,888	20,870
Chilean peso	Buy	Credit Suisse	12/9/2013	9,245,000,000	17,864,734	18,139,969	275,235
Chilean peso	Buy	Deutsche Bank	11/8/2013	4,150,000,000	7,997,071	8,180,725	183,654
Chilean peso	Buy	J.P. Morgan	10/2/2013	666,000,000	1,296,376	1,319,465	23,089
Chilean peso	Buy	J.P. Morgan	12/9/2013	403,000,000	785,621	790,742	5,121
Colombian peso	Buy	J.P. Morgan	10/3/2013	984,000,000	505,718	516,143	10,425
Colombian peso	Buy	J.P. Morgan	12/9/2013	2,600,341,434	1,351,002	1,356,080	5,078
Colombian peso	Buy	J.P. Morgan	12/9/2013	10,345,000,000	5,271,338	5,394,924	123,586
Colombian peso	Buy	J.P. Morgan	12/9/2013	1,055,000,000	537,218	550,183	12,965
Colombian peso	Buy	UBS AG	12/9/2013	750,000,000	387,795	391,125	3,330
Colombian peso	Buy	UBS AG	12/9/2013	29,200,000,000	15,183,818	15,227,818	44,000
Hungarian forint	Buy	Barclays Bank plc	11/8/2013	947,000,000	4,219,674	4,296,213	76,539
Hungarian forint	Buy	J.P. Morgan	12/9/2013	902,000,000	3,890,837	4,083,206	192,369
Hungarian forint	Buy	Morgan Stanley	10/3/2013	3,000,000,000	13,317,991	13,645,326	327,335
Hungarian forint	Buy	Morgan Stanley	12/9/2013	285,000,000	1,241,662	1,290,148	48,486
Hungarian forint	Buy	Morgan Stanley	12/9/2013	185,000,000	819,950	837,465	17,515
Hungarian forint	Buy	UBS AG	12/9/2013	2,730,000,000	11,870,592	12,358,262	487,670
Indian rupee	Buy	Barclays Bank plc	12/9/2013	42,000,000	650,467	656,255	5,788
Indian rupee	Buy	Morgan Stanley	11/8/2013	233,000,000	3,407,379	3,674,851	267,472
Indian rupee	Buy	Morgan Stanley	12/9/2013	66,000,000	988,764	1,031,258	42,494
Indian rupee	Buy	UBS AG	12/9/2013	563,100,000	8,004,151	8,798,504	794,353
Indonesian rupiah	Buy	Morgan Stanley	12/9/2013	15,000,000,000	1,231,527	1,269,053	37,526
Israeli new shekel	Buy	Morgan Stanley	10/3/2013	22,700,000	6,372,980	6,441,342	68,362
Mexican peso	Buy	J.P. Morgan	12/9/2013	175,000,000	12,963,606	13,295,422	331,816
Mexican peso	Buy	Morgan Stanley	12/9/2013	13,200,000	993,939	1,002,855	8,916
Peruvian Nuevo sol	Buy	J.P. Morgan	11/8/2013	11,500,000	4,081,633	4,111,002	29,369
Peruvian Nuevo sol	Buy	UBS AG	12/9/2013	16,925,000	5,949,033	6,028,772	79,739
Peruvian Nuevo sol	Buy	UBS AG	12/9/2013	820,000	289,548	292,088	2,540
Philippine peso	Buy	Barclays Bank plc	12/9/2013	55,000,000	1,243,106	1,267,771	24,665
Philippine peso	Buy	J.P. Morgan	12/9/2013	232,800,000	5,253,893	5,366,129	112,236
Philippine peso	Buy	UBS AG	11/8/2013	527,000,000	12,040,210	12,137,264	97,054
Polish zloty	Buy	Goldman Sachs	10/3/2013	67,800,000	20,263,001	21,709,642	1,446,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Polish zloty	Buy	J.P. Morgan	11/8/2013	22,700,000	$7,210,311	$7,253,009	$42,698
Polish zloty	Buy	Morgan Stanley	10/3/2013	20,600,000	6,349,913	6,596,145	246,232
Polish zloty	Buy	Morgan Stanley	12/9/2013	2,970,000	908,948	947,239	38,291
Polish zloty	Buy	Morgan Stanley	12/9/2013	1,250,000	394,945	398,670	3,725
Russian ruble	Buy	Barclays Bank plc	11/8/2013	121,450,000	3,632,421	3,724,857	92,436
Russian ruble	Buy	J.P. Morgan	12/9/2013	36,300,000	1,074,475	1,106,714	32,239
Russian ruble	Buy	Morgan Stanley	12/9/2013	962,000,000	28,363,358	29,329,450	966,092
South African rand	Buy	Deutsche Bank	12/9/2013	5,910,000	582,366	582,820	454
South African rand	Buy	Deutsche Bank	12/9/2013	160,500,000	15,451,264	15,827,861	376,597
South African rand	Buy	J.P. Morgan	11/8/2013	42,500,000	4,032,313	4,210,606	178,293
South Korean won	Buy	Barclays Bank plc	11/8/2013	14,000,000,000	12,474,383	12,984,346	509,963
South Korean won	Buy	Barclays Bank plc	12/9/2013	1,265,000,000	1,156,868	1,170,969	14,101
South Korean won	Buy	J.P. Morgan	12/9/2013	989,000,000	908,356	915,485	7,129
South Korean won	Buy	J.P. Morgan	12/9/2013	6,520,000,000	5,884,477	6,035,352	150,875
South Korean won	Buy	J.P. Morgan	11/8/2013	17,150,000,000	15,297,476	15,905,824	608,348
Thai baht	Buy	J.P. Morgan	11/8/2013	350,200,000	11,149,316	11,170,603	21,287
Thai baht	Buy	Morgan Stanley	12/9/2013	354,500,000	10,831,042	11,286,864	455,822
Thai baht	Buy	Morgan Stanley	12/9/2013	25,500,000	784,374	811,890	27,516
Thai baht	Buy	Morgan Stanley	12/9/2013	22,000,000	691,172	700,454	9,282
Turkish lira	Buy	J.P. Morgan	12/9/2013	1,555,000	745,631	760,501	14,870
Argentine peso	Sell	UBS AG	10/2/2013	18,800,000	3,249,784	3,246,529	3,255
Chilean peso	Sell	J.P. Morgan	10/2/2013	666,000,000	1,326,693	1,319,465	7,228
Chilean peso	Sell	J.P. Morgan	12/9/2013	4,425,000,000	8,727,811	8,682,462	45,349
Indian rupee	Sell	Credit Suisse	10/3/2013	94,770,000	1,532,751	1,513,777	18,974
Indonesian rupiah	Sell	Barclays Bank plc	10/3/2013	102,712,000,000	9,089,558	8,867,803	221,755
Indonesian rupiah	Sell	Barclays Bank plc	10/3/2013	68,750,000,000	6,012,243	5,935,640	76,603
Indonesian rupiah	Sell	Barclays Bank plc	10/3/2013	5,000,000,000	438,558	431,683	6,875
Peruvian Nuevo sol	Sell	J.P. Morgan	12/9/2013	18,100,000	6,475,850	6,447,313	28,537
Philippine peso	Sell	Barclays Bank plc	10/3/2013	473,500,000	10,897,583	10,876,747	20,836
Taiwan dollar	Sell	Barclays Bank plc	12/9/2013	17,850,000	605,660	605,316	344
Taiwan dollar	Sell	J.P. Morgan	1/10/2014	189,500,000	6,437,914	6,436,480	1,434
Turkish lira	Sell	J.P. Morgan	12/9/2013	13,600,000	6,826,901	6,651,322	175,579
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$11,456,548

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	UBS AG	1/10/2014	23,420,000	$3,512,824	$3,415,678	$(97,146)
Chilean peso	Buy	J.P. Morgan	12/9/2013	129,000,000	254,247	253,116	(1,131)
Chilean peso	Buy	J.P. Morgan	12/9/2013	330,000,000	648,330	647,506	(824)
Chilean peso	Buy	J.P. Morgan	1/10/2014	623,500,000	1,225,384	1,218,495	(6,889)
Colombian peso	Buy	Credit Suisse	11/8/2013	20,350,000,000	10,701,515	10,642,433	(59,082)
Colombian peso	Buy	J.P. Morgan	10/3/2013	1,400,000,000	735,051	734,350	(701)
Indian rupee	Buy	Barclays Bank plc	10/3/2013	51,000,000	838,429	814,631	(23,798)
Indian rupee	Buy	Barclays Bank plc	10/3/2013	12,000,000	198,297	191,678	(6,619)
Indian rupee	Buy	Credit Suisse	1/10/2014	69,630,000	1,094,295	1,078,755	(15,540)
Indian rupee	Buy	Credit Suisse	10/3/2013	31,770,000	526,603	507,467	(19,136)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Indian rupee	Buy	J.P. Morgan	11/8/2013	795,000,000	$12,740,385	$12,538,655	$(201,730)
Indian rupee	Buy	J.P. Morgan	12/9/2013	441,000,000	6,942,695	6,890,677	(52,018)
Indonesian rupiah	Buy	Barclays Bank plc	11/8/2013	179,000,000,000	16,862,930	15,320,658	(1,542,272)
Indonesian rupiah	Buy	Barclays Bank plc	10/3/2013	165,462,000,000	16,087,701	14,285,424	(1,802,277)
Indonesian rupiah	Buy	Barclays Bank plc	1/10/2014	105,000,000,000	8,986,648	8,802,735	(183,913)
Indonesian rupiah	Buy	Goldman Sachs	10/3/2013	4,000,000,000	377,039	345,346	(31,693)
Indonesian rupiah	Buy	J.P. Morgan	12/9/2013	8,900,000,000	779,744	752,971	(26,773)
Indonesian rupiah	Buy	UBS AG	10/3/2013	7,000,000,000	673,725	604,356	(69,369)
Malaysian ringgit	Buy	Barclays Bank plc	11/8/2013	35,100,000	10,840,025	10,746,151	(93,874)
Mexican peso	Buy	J.P. Morgan	11/8/2013	98,000,000	7,690,048	7,463,795	(226,253)
Mexican peso	Buy	J.P. Morgan	11/8/2013	80,000,000	6,239,408	6,092,894	(146,514)
Mexican peso	Buy	Morgan Stanley	10/3/2013	81,000,000	6,255,647	6,187,646	(68,001)
Mexican peso	Buy	Morgan Stanley	12/9/2013	10,700,000	821,275	812,920	(8,355)
Peruvian Nuevo sol	Buy	UBS AG	12/9/2013	965,000	346,437	343,738	(2,699)
Philippine peso	Buy	Barclays Bank plc	12/9/2013	34,000,000	784,133	783,713	(420)
Philippine peso	Buy	Barclays Bank plc	10/3/2013	60,500,000	1,395,939	1,389,743	(6,196)
Philippine peso	Buy	Barclays Bank plc	10/3/2013	9,000,000	207,799	206,739	(1,060)
Philippine peso	Buy	J.P. Morgan	10/3/2013	578,075,000	13,421,755	13,278,935	(142,820)
Philippine peso	Buy	J.P. Morgan	1/10/2014	173,000,000	3,990,773	3,989,563	(1,210)
Romanian new leu	Buy	Barclays Bank plc	12/9/2013	10,940,000	3,308,447	3,306,795	(1,652)
Russian ruble	Buy	J.P. Morgan	12/9/2013	21,200,000	648,287	646,345	(1,942)
Singapore dollar	Buy	Morgan Stanley	12/9/2013	16,500,000	13,239,454	13,153,327	(86,127)
South African rand	Buy	Morgan Stanley	10/3/2013	33,000,000	3,296,991	3,286,300	(10,691)
South African rand	Buy	Morgan Stanley	12/9/2013	86,000,000	8,756,554	8,480,972	(275,582)
South African rand	Buy	Morgan Stanley	12/9/2013	7,720,000	777,912	761,315	(16,597)
Taiwan dollar	Buy	J.P. Morgan	10/3/2013	188,000,000	6,362,098	6,358,616	(3,482)
Thai baht	Buy	UBS AG	10/3/2013	161,300,000	5,178,170	5,156,337	(21,833)
Turkish lira	Buy	Barclays Bank plc	10/3/2013	6,435,000	3,292,368	3,184,447	(107,921)
Turkish lira	Buy	Goldman Sachs	12/9/2013	1,668,000	821,935	815,765	(6,170)
Turkish lira	Buy	J.P. Morgan	10/3/2013	1,355,000	689,337	670,540	(18,797)
Turkish lira	Buy	J.P. Morgan	12/9/2013	188,000	92,029	91,945	(84)
Brazilian real	Sell	Goldman Sachs	10/2/2013	21,325,000	9,526,469	9,621,892	(95,423)
Brazilian real	Sell	J.P. Morgan	10/2/2013	950,000	401,946	428,642	(26,696)
British pound	Sell	J.P. Morgan	11/8/2013	1,350,000	2,061,698	2,184,888	(123,190)
Colombian peso	Sell	J.P. Morgan	10/3/2013	2,384,000,000	1,244,909	1,250,493	(5,584)
Czech koruna	Sell	J.P. Morgan	12/9/2013	63,300,000	3,325,851	3,334,988	(9,137)
euro	Sell	Goldman Sachs	12/20/2013	530,000	707,390	717,158	(9,768)
euro	Sell	J.P. Morgan	11/8/2013	1,555,000	2,066,607	2,103,878	(37,271)
euro	Sell	J.P. Morgan	10/17/2013	263,000	343,726	355,813	(12,087)
euro	Sell	J.P. Morgan	12/9/2013	4,925,000	6,660,900	6,663,983	(3,083)
euro	Sell	UBS AG	10/7/2013	590,000	768,968	798,192	(29,224)
Israeli new shekel	Sell	J.P. Morgan	10/3/2013	22,700,000	6,340,355	6,441,342	(100,987)
Japanese yen	Sell	Goldman Sachs	11/8/2013	204,000,000	2,062,539	2,075,814	(13,275)
Malaysian ringgit	Sell	Deutsche Bank	11/8/2013	13,750,000	4,176,158	4,209,675	(33,517)
Polish zloty	Sell	Morgan Stanley	10/3/2013	950,000	297,590	304,191	(6,601)
Polish zloty	Sell	Morgan Stanley	10/3/2013	39,000,000	12,017,872	12,487,847	(469,975)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Singapore dollar	Sell	Credit Suisse	12/9/2013	7,600,000	$5,933,699	$6,058,502	$(124,803)
Singapore dollar	Sell	Goldman Sachs	12/9/2013	435,000	345,013	346,770	(1,757)
Singapore dollar	Sell	Goldman Sachs	11/8/2013	2,550,000	2,006,746	2,032,710	(25,964)
Singapore dollar	Sell	J.P. Morgan	12/9/2013	420,000	329,802	334,812	(5,010)
South Korean won	Sell	Barclays Bank plc	11/8/2013	14,000,000,000	12,974,977	12,984,346	(9,369)
Taiwan dollar	Sell	Barclays Bank plc	12/9/2013	51,130,000	1,725,034	1,733,884	(8,850)
Taiwan dollar	Sell	J.P. Morgan	10/3/2013	188,000,000	6,283,422	6,358,616	(75,194)
Turkish lira	Sell	Goldman Sachs	10/3/2013	5,100,000	2,472,376	2,523,804	(51,428)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(6,667,384)

Open Futures Contracts at September 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2013	464	Short	$(102,203,250)	$(283,655)
U.S. 5-Year Treasury Note	December 2013	528	Short	(63,912,750)	(875,215)
Totals				$(166,116,000)	$(1,158,870)

Credit Default Swaps on Indexes - Sell Protection at September 30, 2013(1):

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Notional Amount	Fair Value(2)	Upfront Payments Received(3)	Unrealized Appreciation	Credit Default Swap Agreements Payable at Fair Value(4)
Credit Suisse	.07%	Markit CMBX. NA.AAA.2	3/15/2049	500,000	488,968	$12,248	$1,217	$11,031
Credit Suisse	.08%	Markit CMBX. NA.AAA.3	12/13/2049	1,000,000	967,396	35,535	2,930	32,605
Morgan Stanley	.07%	Markit CMBX. NA.AAA.2	3/15/2049	500,000	488,969	14,080	3,049	11,031
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	1,300,000	1,271,319	70,351	41,670	28,681
						$132,214	$48,866	$83,348

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(k)).
(4)	Includes upfront payments received.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

Interest Rate Swap Contract at September 30, 2013:

Swap Counterparty	Periodic Payments Made By The Fund	Periodic Payments Received By The Fund	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	0.535%	3-Month LIBOR Index	8/23/2015	$23,000,000	$22,959,025	$(40,975)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$47,340,033	$—	$47,340,033
Corporate Bonds	—	182,670,599	—	182,670,599
Foreign Bond	—	1,754,478	—	1,754,478
Foreign Government Obligation	—	30,165,425	—	30,165,425
Government Sponsored Enterprises Bond	—	611,151	—	611,151
Government Sponsored Enterprises Collateralized Mortgage Obligations		9,065,807		9,065,807
Government Sponsored Enterprises Pass-Throughs	—	52,691,063	—	52,691,063
Non-Agency Commercial Mortgage-Backed Securities	—	87,080,097	—	87,080,097
Commercial Paper		6,745,022		6,745,022
Total	$—	$418,123,675	$—	$418,123,675
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$11,456,548	$—	$11,456,548
Liabilities	—	(6,667,384)	—	(6,667,384)
Futures Contracts
Assets	—	—	—	—
Liabilities	(1,158,870)	—	—	(1,158,870)
Credit Default Swaps
Assets	—	48,866	—	48,866
Liabilities	—	—	—	—
Interest Rate Swap
Assets	—	—	—	—
Liabilities	—	(40,975)	—	(40,975)
Total	$(1,158,870)	$4,797,055	$—	$3,638,185

(1)	Refer to note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		U.S. $ Fair Value
LONG-TERM INVESTMENTS 86.81%

FOREIGN BONDS(a) 29.61%

Brazil 8.52%

Banco do Brasil SA	9.75%	7/18/2017	BRL	155	$66,789
Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2016	BRL	905	321,726
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2023	BRL	230	96,985
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2021	BRL	230	98,624
Itau Unibanco Holding SA†	10.50%	11/23/2015	BRL	160	70,388
Total					654,512

Colombia 2.46%

Colombian TES Series B	11.00%	7/24/2020	COP	295,000	188,796

Luxembourg 3.35%

Russian Agricultural Bank OJSC Via RSHB Capital SA†	8.625%	2/17/2017	RUB	3,300	102,407
Sberbank of Russia Via SB Capital SA	7.00%	1/31/2016	RUB	5,000	154,769
Total					257,176

Mexico 10.16%

America Movil SAB de CV	9.00%	1/15/2016	MXN	1,300	108,100
Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	105,019
Mexican Bonos	5.00%	6/15/2017	MXN	1,000	77,922
Mexican Bonos	6.25%	6/16/2016	MXN	950	76,586
Mexican Bonos	7.75%	5/29/2031	MXN	600	49,724
Mexican Bonos	8.00%	12/7/2023	MXN	1,200	104,981
Mexican Bonos	8.50%	5/31/2029	MXN	420	37,538
Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	220,806
Total					780,676

South Africa 3.33%

Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	48,949
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	107,888
Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	98,950
Total					255,787

Turkey 1.79%

Akbank TAS†	7.50%	2/5/2018	TRY	305	138,032

Total Foreign Bonds (cost $2,274,168)					2,274,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		U.S. $ Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 57.20%

Colombia 2.47%

Republic of Colombia	12.00%	10/22/2015	COP	316,000	$189,928

Hungary 4.31%

Hungary Government Bond	6.00%	11/24/2023	HUF	11,000	50,796
Hungary Government Bond	6.75%	11/24/2017	HUF	25,730	125,189
Hungary Government Bond	7.50%	11/12/2020	HUF	11,200	57,166
Hungary Government Bond	7.75%	8/24/2015	HUF	20,220	98,012
Total					331,163

Indonesia 5.08%

Indonesia Treasury Bond	7.00%	5/15/2022	IDR	1,552,000	121,559
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	1,510,000	136,231
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	1,410,000	132,632
Total					390,422

Malaysia 7.44%

Malaysia Government Bond	3.48%	3/15/2023	MYR	370	110,852
Malaysia Government Bond	3.835%	8/12/2015	MYR	505	156,726
Malaysia Government Bond	4.012%	9/15/2017	MYR	312	97,290
Malaysia Government Bond	4.378%	11/29/2019	MYR	650	207,070
Total					571,938

Peru 0.64%

Peru Government Bond	6.85%	2/12/2042	PEN	132	49,015

Philippines 1.62%

Republic of Philippines	4.95%	1/15/2021	PHP	5,000	124,311

Poland 9.09%

Poland Government Bond	3.75%	4/25/2018	PLN	810	259,219
Poland Government Bond	5.50%	4/25/2015	PLN	875	290,669
Poland Government Bond	5.75%	9/23/2022	PLN	423	148,435
Total					698,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		U.S. $ Fair Value
Romania 3.21%

Romania Government Bond	5.85%	4/26/2023	RON	300	$95,698
Romania Government Bond	5.90%	7/26/2017	RON	470	150,536
Total					246,234

Russia 6.87%

Russian Federal Bond - OFZ	7.50%	3/15/2018	RUB	4,500	143,708
Russian Federal Bond - OFZ	7.60%	4/14/2021	RUB	5,300	169,134
Russian Federal Bond - OFZ	8.15%	2/3/2027	RUB	6,640	215,073
Total					527,915

South Africa 5.66%

Republic of South Africa	6.25%	3/31/2036	ZAR	1,265	95,329
Republic of South Africa	7.25%	1/15/2020	ZAR	1,490	148,360
Republic of South Africa	10.50%	12/21/2026	ZAR	825	99,016
Republic of South Africa	13.50%	9/15/2015	ZAR	815	92,108
Total					434,813

Thailand 6.89%

Bank of Thailand	3.05%	7/23/2016	THB	5,900	188,476
Thailand Government Bond	3.58%	12/17/2027	THB	1,720	51,885
Thailand Government Bond	3.625%	6/16/2023	THB	2,890	90,588
Thailand Government Bond	3.65%	12/17/2021	THB	3,125	99,061
Thailand Government Bond	3.875%	6/13/2019	THB	3,050	99,243
Total					529,253

Turkey 3.92%

Turkey Government Bond	7.10%	3/8/2023	TRY	265	115,771
Turkey Government Bond	9.00%	1/27/2016	TRY	370	185,453
Total					301,224

Total Foreign Government Obligations (cost $4,407,105)					4,394,539

Total Long-Term Investments (cost $6,681,273)					6,669,518

SHORT-TERM INVESTMENTS 5.62%

FOREIGN BOND(a) 2.89%

Malaysia

Bank Negara Malaysia Monetary Notes (cost $226,599)	Zero Coupon	1/9/2014	MYR	731	222,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		U.S. $ Fair Value
FOREIGN GOVERNMENT OBLIGATION(a) 2.73%

Nigeria

Nigeria Treasury Bill (cost $206,496)	Zero Coupon	5/22/2014	NGN	36,550	$209,965

Total Short-Term Investments (cost $433,095)					432,389

Total Investments in Securities 92.43% (cost $7,114,368)					7,101,907

Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 7.57%					581,233

Net Assets 100.00%					$7,683,140

BRL	Brazilian real.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
MXN	Mexican peso.
MYR	Malaysian ringgit.
NGN	Nigerian naira.
PEN	Peruvian Nuevo Sol.
PHP	Philippine Peso.
PLN	Polish zloty.
RON	Romanian new leu.
RUB	Russian Ruble.
THB	Thai baht.
TRY	Turkish lira.
ZAR	South African Rand.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND September 30, 2013

Open Forward Foreign Currency Exchange Contracts at September 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	Deutsche Bank	10/2/2013	112,000	$49,645	$50,535	$890
Brazilian real	Buy	Goldman Sachs	1/10/2014	255,000	111,475	112,519	1,044
Brazilian real	Buy	Goldman Sachs	12/30/2013	39,000	17,195	17,252	57
Brazilian real	Buy	Goldman Sachs	10/2/2013	173,000	71,326	78,058	6,732
Brazilian real	Buy	Goldman Sachs	10/2/2013	170,000	70,935	76,704	5,769
Brazilian real	Buy	Morgan Stanley	10/2/2013	74,000	32,983	33,389	406
Hungarian forint	Buy	Goldman Sachs	11/25/2013	3,600,000	15,935	16,312	377
Hungarian forint	Buy	Morgan Stanley	11/25/2013	29,000,000	126,458	131,406	4,948
Peruvian Nuevo sol	Buy	Goldman Sachs	11/21/2013	380,000	134,086	135,641	1,555
Polish zloty	Buy	Deutsche Bank	10/2/2013	483,000	144,160	154,666	10,506
Polish zloty	Buy	Goldman Sachs	10/2/2013	169,000	53,427	54,117	690
Romanian new leu	Buy	Morgan Stanley	11/27/2013	317,000	95,111	95,899	788
Thai baht	Buy	Morgan Stanley	11/6/2013	1,820,000	57,879	58,061	182
Hungarian forint	Sell	Morgan Stanley	11/25/2013	7,450,000	33,788	33,758	30
Philippine peso	Sell	Morgan Stanley	12/26/2013	8,830,000	204,968	203,612	1,356
Polish zloty	Sell	Morgan Stanley	1/10/2014	240,000	76,437	76,402	35
South African rand	Sell	Deutsche Bank	11/20/2013	390,000	38,665	38,571	94
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$35,459

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Indonesian rupiah	Buy	Deutsche Bank	1/9/2014	2,180,000,000	$187,689	$182,806	$(4,883)
Malaysian ringgit	Buy	Morgan Stanley	1/10/2014	172,000	52,907	52,469	(438)
Malaysian ringgit	Buy	Morgan Stanley	11/6/2013	712,000	222,583	218,011	(4,572)
Mexican peso	Buy	Deutsche Bank	12/20/2013	700,000	53,601	53,138	(463)
Polish zloty	Buy	Morgan Stanley	10/2/2013	75,000	24,056	24,017	(39)
Russian ruble	Buy	Deutsche Bank	10/31/2013	3,000,000	92,935	92,140	(795)
South African rand	Buy	Deutsche Bank	11/20/2013	462,000	46,211	45,692	(519)
South African rand	Buy	Morgan Stanley	11/20/2013	2,810,000	287,194	277,912	(9,282)
Turkish lira	Buy	Credit Suisse	11/19/2013	327,000	165,884	160,492	(5,392)
Turkish lira	Buy	Goldman Sachs	11/19/2013	139,000	68,733	68,222	(511)
Brazilian real	Sell	Goldman Sachs	10/2/2013	359,000	160,375	161,982	(1,607)
Brazilian real	Sell	Morgan Stanley	10/2/2013	170,000	74,304	76,704	(2,400)
Colombian peso	Sell	Goldman Sachs	12/16/2013	262,000,000	135,401	136,544	(1,143)
Malaysian ringgit	Sell	Morgan Stanley	11/6/2013	200,000	61,170	61,239	(69)
Malaysian ringgit	Sell	Morgan Stanley	11/6/2013	512,000	154,931	156,772	(1,841)
Polish zloty	Sell	Goldman Sachs	10/2/2013	340,000	107,287	108,875	(1,588)
Polish zloty	Sell	Morgan Stanley	10/2/2013	301,000	93,109	96,386	(3,277)
Polish zloty	Sell	Morgan Stanley	10/2/2013	423,000	130,521	135,453	(4,932)
Romanian new leu	Sell	Morgan Stanley	11/27/2013	452,000	135,662	136,739	(1,077)
Russian ruble	Sell	Goldman Sachs	10/31/2013	3,000,000	89,619	92,140	(2,521)
South African rand	Sell	Goldman Sachs	11/20/2013	1,260,000	124,301	124,615	(314)
Thai baht	Sell	Morgan Stanley	11/6/2013	920,000	28,885	29,350	(465)
Turkish lira	Sell	Goldman Sachs	11/19/2013	101,000	48,263	49,571	(1,308)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(49,436)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS LOCAL BOND FUND September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Bonds	$—	$2,497,403	$—	$2,497,403
Foreign Government Obligations	—	4,604,504	—	4,604,504
Total	$—	$7,101,907	$—	$7,101,907
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$35,459	$—	$35,459
Liabilities	—	(49,436)	—	(49,436)
Total	$—	$(13,977)	$—	$(13,977)

(1)	Refer to note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL ALLOCATION FUND September 30, 2013

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.71%

Lord Abbett Affiliated Fund, Inc. - Class I (b)	51,399	$736
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I (c)	50,689	1,072
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I (c)	1,078,912	22,798
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I (d)	6,443,325	40,271
Lord Abbett Investment Trust-High Yield Fund - Class I (e)	2,983,875	23,662
Lord Abbett Securities Trust-International Dividend Income Fund - Class I (f)	9,864,194	86,509
Lord Abbett Mid Cap Stock Fund, Inc. - Class I (g)	1,424,474	30,455
Lord Abbett Investment Trust-Short Duration Income Fund - Class I (h)	597,785	2,726
Total Investments in Underlying Funds (cost $192,576,148)		208,229

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement

Repurchase Agreement dated 9/30/2013, Zero Coupon due 10/1/2013 with Fixed Income Clearing Corp. collateralized by $135,000 of U.S. Treasury Note at 2.125% due 5/31/2015; value: $140,063; proceeds: $133,281 (cost $133,281)	$133	133
Total Investments in Securities 99.77% (cost $192,709,429)		208,362

Other Assets in Excess of Liabilities 0.23%		482

Net Assets 100.00%		$208,844

(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(h)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL ALLOCATION FUND September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$208,229	$—	$—	$208,229
Repurchase Agreement	—	133	—	133
Total	$208,229	$133	$—	$208,362

(1)	Refer to note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no level transfers during the period ended September 30, 2013.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company currently consists of three funds. This report covers the following three funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”) Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”) and Lord Abbett Global Allocation Fund (“Global Allocation Fund”). Global Allocation Fund is diversified as defined in the Act, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Local Bond Fund and Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)	Forward Foreign Currency Exchange Contracts-Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Interest Rate Swaps-Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time.

(k)	Credit Default Swaps-Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty

Notes to Schedule of Investments (unaudited)(continued)

in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(l)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(continued)

A summary of inputs used in valuing each Fund’s investment as of September 30, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the nine months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Emerging Markets Currency Fund and Emerging Markets Local Bond Fund entered into forward foreign currency exchange contracts for the period ended September 30, 2013 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

Emerging Markets Currency Fund entered into U.S. Treasury futures contracts for the period ended September 30, 2013 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund entered into credit default swaps for the period ended September 30, 2013 (as described in note 2(k)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Emerging Markets Currency Fund entered into interest rate swaps for the period ended September 30, 2013 (as described in note 2(j)) to hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the life of the contract, to the extent that amount is positive.

As of September 30, 2013, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

Emerging Markets Currency Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value
Credit Default Swaps	$—	$—	$48,866	$83,348
Forward Foreign Currency Exchange Contracts	—	11,456,548	—	11,456,548
Total	$—	$11,456,548	$48,866	$11,539,896
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$6,667,384	$—	$6,667,384
Futures Contracts	1,158,870	—	—	1,158,870
Interest Rate Swaps	40,975	—	—	40,975
Total	$1,199,845	$6,667,384	$—	$7,867,229

Notes to Schedule of Investments (unaudited)(concluded)

Emerging Markets Local Bond Fund

Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts	$35,459	$35,459
Total	$35,459	$35,459
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$(49,436)	$(49,436)
Total	$(49,436)	$(49,436)

4. FEDERAL TAX INFORMATION

As of September 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Currency Fund	Emerging Markets Local Bond Fund	Global Allocation Fund
Tax cost	$422,392,544	$7,114,368	$195,820,699
Gross unrealized gain	1,416,404	119,486	14,657,830
Gross unrealized loss	(5,685,273)	(131,947)	(2,116,711)
Net unrealized security gain (loss)	$(4,268,869)	$(12,461)	$12,541,119

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Global Allocation Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended September 30, 2013:

Affiliated Issuer	Balance of Shares Held at 12/31/2012	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2013	Fair Value at 9/30/2013	Net Realized Gain (Loss) 1/1/2013 to 9/30/2013	Dividend Income 1/1/2013 to 9/30/2013
Lord Abbett Affiliated Fund, Inc. – Class I	142,096	142,022	(232,719)	51,399	$736,028	$236,460	$13,750
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund – Class I	50,689	—	—	50,689	1,072,067	—	—
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund – Class I	666,452	412,460	—	1,078,912	22,797,406	—	—
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	5,082,070	1,727,659	(366,404)	6,443,325	40,270,783	(37,490)	763,241
Lord Abbett Investment Trust – High Yield Fund – Class I	2,406,133	673,433	(95,691)	2,983,875	23,662,130	100,253	1,076,905
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	9,353,041	1,583,365	(1,072,212)	9,864,194	86,508,977	(969,427)	2,909,906
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	1,907,046	177,721	(660,293)	1,424,474	30,455,248	3,023,382	973
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	—	1,496,555	(898,770)	597,785	2,725,898	(72,259)	80,567
Total					$208,228,537	$2,280,919	$4,845,342

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of September 30, 2013, Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	0.35%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	0.51%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	10.95%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	19.34%
Lord Abbett Investment Trust - High Yield Fund - Class I	11.36%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	41.55%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	14.63%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	1.31%

The Ten Largest Holdings and the Holdings by Sector, as of September 30, 2013, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Apple, Inc.	3.48%
JPMorgan Chase & Co.	3.39%
Pfizer, Inc.	3.33%
Occidental Petroleum Corp.	2.94%
WalMart Stores, Inc.	2.86%
Microsoft Corp.	2.79%
Philip Morris International	2.49%
Chevron Corp.	2.48%
Verizon Communications, Inc.	2.40%
McDonalds Corp.	2.17%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.17%
Consumer Staples	10.31%
Energy	10.68%
Financials	21.26%
Health Care	9.57%
Industrials	12.22%
Information Technology	14.37%
Materials	4.67%
Telecommunication Services	2.93%
Utilities	5.45%
Repurchase Agreement	0.37%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.30%
Pfizer, Inc.	3.45%
Citigroup, Inc.	3.23%
Exxon Mobil Corp.	3.19%
Chevron Corp.	2.91%
Apple, Inc.	2.50%
Cardinal Health, Inc.	2.22%
Capital One Financial Corp.	2.10%
Suntrust Banks, Inc.	2.08%
Comcast Corp. - Class A	2.06%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.18%
Consumer Staples	6.38%
Energy	14.50%
Financials	29.29%
Health Care	12.86%
Industrials	10.49%
Information Technology	8.50%
Materials	3.35%
Telecommunication Services	2.23%
Utilities	5.70%
Repurchase Agreement	0.52%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
AES Corp. (The)	2.31%
Cardinal Health, Inc.	2.23%
Suntrust Banks, Inc.	2.17%
Everest Re Group, Ltd.	2.06%
Citigroup Inc.	1.97%
Great Plains Energy, Inc.	1.93%
Invesco Ltd.	1.90%
PPL Corp.	1.85%
Denbury Resources, Inc.	1.80%
Hartford Financial Services Group, Inc.	1.79%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.35%
Consumer Staples	3.43%
Energy	7.42%
Financials	32.31%
Health Care	8.56%
Industrials	11.23%
Information Technology	10.20%
Materials	5.68%
Telecommunication Services	0.41%
Utilities	11.88%
Repurchase Agreement	0.53%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Turkey Government Bond , Zero Coupon, 4/9/2014	4.11%
Turkey Government Bond, 10.00%, 12/4/2013	1.91%
Fannie Mae Pool, 4.50%, 11/1/2018	1.17%
Nigeria Treasury Bill, Zero Coupon, 11/21/2013	1.13%
Woodside Finance Ltd. 4.50%, 11/10/2014	1.12%
Actavis, Inc., 5.00%, 8/15/2014	1.00%
Morgan Stanley, 4.75%, 4/1/2014	0.97%
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 7/11/2014	0.97%
UDR, Inc., 5.50%, 4/1/2014	0.93%
Anadarko Petroleum Corp., 7.625%, 3/15/2014	0.83%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Asset-Backed	7.38%
Automotive	1.18%
Banking	6.06%
Basic Industry	3.93%
Capital Goods	0.87%
Consumer Cyclical	1.91%
Consumer Non-Cyclical	1.32%
Energy	6.95%
Financial Services	7.34%
Foreign Government	7.21%
Health Care	3.75%
Insurance	1.06%
Integrated Oils	0.22%
Media	2.35%
Mortgage-Backed	33.55%
Real Estate	4.59%
Services	3.01%
Technology & Electronics	1.55%
Telecommunications	3.38%
Utility	2.39%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
First Data Corp., 12.625%, 1/15/2021	0.89%
Alliance Data Systems Corp., 6.375%, 4/01/2020	0.77%
LBG Capital No.1 PLC, 8.00%	0.76%
AMC Networks, Inc., 7.75%, 7/15/2021	0.71%
Intelsat Luxembourg SA, 7.75%, 6/1/2021	0.67%
Sprint Communications, Inc., 7.00%, 8/15/2020	0.66%
CIT Group Inc., 5.375%, 15/5/2020	0.64%
Dish DBS Corp., 5.875%, 7/15/2020	0.64%
Sprint Corp., 7.875%, 9/15/2023	0.62%
Red de Carreteras de Occidente S.A.P.I.B. de CV, 9.00%, 6/10/2028	0.52%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Automotive	1.94%
Banking	2.75%
Basic Industry	9.43%
Capital Goods	5.53%
Consumer Cyclical	6.85%
Consumer Non-Cyclical	4.28%
Energy	12.69%
Financial Services	3.26%
Foreign Government	0.52%
Healthcare	5.92%
Insurance	0.96%
Media	9.13%
Real Estate	0.49%
Services	13.73%
Technology & Electronics	8.36%
Telecommunications	7.52%
Utility	5.32%
Repurchase Agreement	1.32%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
National Australia Bank Ltd.	2.36%
Rio Tinto PLC ADR	2.24%
Daimler AG Registered Shares	1.90%
Total SA ADR	1.86%
Eni Spa Sponsored ADR	1.79%
EDP Energias De Portugal SA	1.77%
SJM Holdings Ltd.	1.76%
Siemens AG	1.71%
Sumitomo Corp.	1.69%
Vivendi SA	1.62%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.31%
Consumer Staples	6.91%
Energy	10.38%
Financials	22.26%
Health Care	5.21%
Industrials	10.81%
Information Technology	2.66%
Materials	6.07%
Telecommunication Services	12.24%
Utilities	9.35%
Repurchase Agreement	1.80%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc.	2.20%
SunTrust Banks, Inc.	1.78%
Mylan, Inc.	1.65%
Pentair Ltd.	1.60%
XL Group plc	1.60%
Fidelity National Information Services, Inc.	1.60%
Actavis, Inc.	1.58%
Sempra Energy	1.58%
CIT Group, Inc.	1.57%
Lincoln National Corp.	1.53%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.88%
Consumer Staples	3.37%
Energy	6.85%
Financials	30.11%
Health Care	12.59%
Industrials	12.38%
Information Technology	12.29%
Materials	5.76%
Utilities	7.15%
Repurchase Agreement	0.62%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, .375%, 3/15/2015	2.90%
QVC, Inc., 7.50%, 10/1/2019	0.62%
Fidelity National Information Services, Inc., 7.875%, 7/15/2020	0.54%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.51%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.51%
Citigroup, Inc., 5.00%, 9/15/2014	0.50%
Mylan, Inc., 6.00%, 11/15/2018	0.50%
Citigroup Commercial Mortgage Trust 2007-C6 AM, 5.7051%, 12/10/2049	0.49%
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2, 2.122%, 3/10/2046	0.49%
JPMorgan Chase Bank NA, 6.00%, 10/1/2017	0.48%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments**
Auto	0.24%
Basic Industry	0.48%
Capital Goods	0.05%
Consumer Cyclical	3.66%
Consumer Discretionary	1.75%
Consumer Non-Cyclical	0.29%
Consumer Services	1.35%
Consumer Staples	0.93%
Energy	6.00%
Financial Services	55.74%
Foreign Government	0.76%
Healthcare	2.98%
Integrated Oils	2.88%
Materials and Processing	4.19%
Municipal	0.06%
Producer Durables	0.67%
Technology	1.39%
Telecommunications	1.97%
Transportation	0.91%
U.S. Government	9.73%
Utilities	1.76%
Repurchase Agreement	2.21%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2013